ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the followings at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
Accounts payable to vendors	$68,202	$95,444
Payroll taxes payable	33,780	24,727
Accrued salaries and bonuses	87,773	320,667
Accrued interest on notes payable to related party	51,981	11,872
	$241736	$452,710

NOTE 8 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the followings at December 31, 2017 and 2016:

	2017	2016
Accounts payable to vendors	$95,444	$69,938
Payroll taxes payable	24,727	11,092
Accrued salaries and bonuses	320,667	59,500
Accrued interest on note payable to related party	11,872	-
Accrued severance compensation to former CEO	-	250,000
	$452,710	$390,530